Net Loss Per Common Share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted-average number of those common stock equivalents outstanding
Anti-dilutive securities			20,205,150	10,593,051
Stock Options
Weighted-average number of those common stock equivalents outstanding
Anti-dilutive securities	4,058,751	2,892,132	3,111,854	1,156,626
Warrant
Weighted-average number of those common stock equivalents outstanding
Anti-dilutive securities	16,488,432	17,824,080	17,093,296	9,436,425